Note 14 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Compensation related	$ 1,803	$ 2,222
Professional services	6	373
Income tax payable	3,570	0
Other taxes payable	426	857
Forward liability	0	278
Others	360	76
Total	$ 6,165	$ 3,806